Provision for Income Taxes (Details Textual) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Provision for Income Taxes [Abstract]
Net operating loss carry forward	$ 38,244	$ 36,028
Expiration date	Dec. 31, 2036
Increased in valuation allowance	$ 753